Investments in Unconsolidated Real Estate Entities (Tables)	12 Months Ended
Dec. 31, 2020
Real Estate [Abstract]
Schedule of Preferred Equity Investment In Unconsolidated Real Estate
Our investments in unconsolidated real estate consist of preferred equity investments in development projects, and are summarized as follows:

Development	Location	Units	Commitment Date	Preferred Return		Total Commitment	Amount Funded to Date
Lector85	Ybor City, FL	254	08/15/2019	13%	(1)	$9,900,000	$9,900,000
Vernon Boulevard	Queens, NY	534	07/23/2020	13%	(2)	15,000,000	15,000,000
Riverfront	West Sacramento, CA	285	11/30/2020	16%		15,091,649	2,680,148
Total						$39,991,649	$27,580,148

(1) Will be reduced to 10% annually upon the later to occur of (i) stabilization of the development project or (ii) the one-year anniversary of the receipt of all temporary certificates of occupancy subject to certain financial conditions being satisfied.

(2) Return also includes a profit participation upon a liquidity event, pari passu alongside the preferred equity contribution from the Preferred Co-Investor.